Trade and other receivables	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Trade and other receivables

16.	Trade and other receivables

Group's trade and other receivables as of June 30, 2019 and 2018 were as follows:

	06.30.19	06.30.18
Trade, leases and services receivable	29,942	26,352
Less: allowance for doubtful accounts	(1,893)	(1,302)
Total trade receivables	28,049	25,050
Prepaid expenses	5,921	7,494
Guarantee deposits	2	255
Tax credits	1,142	1,263
Borrowings granted, deposits, and other balances	2,933	5,058
Others	4,061	1,859
Total other receivables	14,059	15,929
Total trade and other receivables	42,108	40,979

Non-current	15,204	14,202
Current	26,904	26,777
Total	42,108	40,979

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 33.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. The present value of receivables related to installment sales of communication devices, made by Cellcom, was calculated using a discount rate of 3.3%. The book value of other non-current receivables is, or approximates, its fair value as of the balance sheet date. Fair values are based on discounted cash flows (Level 3). ). The amount of Cellcom non-current trade receivables is Ps. 6,768 as of June 30, 2019.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group's allowance for doubtful accounts were as follows

	06.30.19	06.30.18
Beginning of the year	1,302	618
Adjustment of previous years (IFRS 9)	136	-
Recoveries (i)	(65)	(59)
Used during the year	(330)	(470)
Additions (i)	564	555
Currency translation adjustment	453	897
Deconsolidation	-	(227)
Inflation adjustment	(167)	(12)
End of the year	1,893	1,302

(i)	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note.26).

The Group's trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2019 and 2018 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	64	-	13	1,092	22	1,191	4.0%
Shopping leases and services	241	10	10	545	15	821	2.7%
Office leases and services	294	87	123	1,930	330	2,764	9.2%
Hotel leases and services	-	-	-	103	-	103	0.3%
Consumer financing	-	-	-	-	16	16	0.1%
Disposal of communication equipment	-	-	-	9,959	143	10,102	33.7%
Disposal of properties	60	10	10	4,816	18	4,914	16.4%
Telecommunication services	1,122	-	346	7,214	1,349	10,031	33.5%
Total as of 06.30.19	1,781	107	502	25,659	1,893	29,942	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	254	14	28	20	50	366	1.4%
Office leases and services	436	65	143	1,702	311	2,657	10.1%
Hotel leases and services	26	-	-	-	-	26	0.1%
Consumer financing	-	-	-	-	25	25	0.1%
Hotel operations	-	-	-	104	2	106	0.4%
Disposal of properties	15	2	39	1,531	-	1,587	6.0%
Telecommunication services	-	-	-	11,047	135	11,182	42.4%
Tourism activities	1,190	-	369	8,065	779	10,403	39.5%
Total as of 06.30.18	1,921	81	579	22,469	1,302	26,352	100%